Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details)	Dec. 31, 2025
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	33 years
Facilities and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	5 years
Facilities and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	10 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	10 years
Computer and R&D equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	3 years
Computer and R&D equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	6 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	2 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	5 years